UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03421

Exact name of registrant as specified in charter:	The Prudential Variable Contract Account-10

Address of principal executive offices:	Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	12/31/2005

Date of reporting period:	9/30/2005

Item 1.	Schedule of Investments

VCA 10

Schedule of Investments as of September 30, 2005 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS - 99.8%
COMMON STOCKS

Aerospace/Defense - 2.4%
Honeywell International, Inc.	$113,800	$4,267,500
Lockheed Martin Corp.	47,700	2,911,608

		7,179,108

Beverages - 1.3%
PepsiCo, Inc.	68,100	3,861,951

Biotechnology - 4.2%
Amgen, Inc. (a)	60,700	4,835,969
Genentech Inc.(a)	53,100	4,471,551
Gilead Sciences, Inc. (a)	67,300	3,281,548

		12,589,068

Capital Markets - 4.4%
Bank of New York (The)	61,800	1,817,538
Charles Schwab Corp.	360,300	5,199,129
Goldman Sachs Group, Inc. (The)	25,100	3,051,658
Merrill Lynch & Co.	47,700	2,926,395

		12,994,720

Chemicals - 2.8%
Agrium, Inc.	197,500	4,339,075
Dupont EI. de Nemours	97,900	3,834,743

		8,173,818

Commercial Services & Supplies - 2.4%
Cendant Corp.	129,100	2,664,624
Waste Management, Inc.	155,600	4,451,716

		7,116,340

Communications Equipment - 3.2%
Nokia, Inc. ADR (Finland)	125,300	2,118,823
Nortel Networks Corp. (a)	1,074,900	3,504,174
QualComm, Inc.	83,700	3,745,575

		9,368,572

Consumer Finance - 1.9%
American Express Co.	95,900	5,508,496

Diversified Financial Services - 1.3%
J.P. Morgan & Chase Co.	117,736	3,994,782

Electric Utilities - 1.4%
Exelon Corp.	77,900	4,162,976

Electronic Equipment & Instruments - 1.5%
Agilent Technologies, Inc. (a)	140,000	4,585,000

Energy Equipment & Services - 6.7%
BJ Services Co.	164,000	5,902,360
Global SantaFe Corp.	114,200	5,209,804
Schlumberger Ltd.	51,800	4,370,884
Weatherford International Ltd. (a)	67,000	4,600,220

		20,083,268

Food & Staples Retailing - 1.6%
Kroger Co. (The) (a)	230,600	4,748,054

Food Products - 1.4%
Cadbury Schweppes Spons. ADR (United Kingdom)	104,800	4,268,504

Health Care Equipment & Supplies - 1.3%
St. Jude Medical, Inc.(a)	83,300	3,898,440

Health Care Providers & Services - 2.9%
Caremark Rx, Inc.(a)	88,200	4,403,826
Wellpoint Inc. (a)	54,800	4,154,936

		8,558,762

Hotels, Restaurants and Leisure - 0.8%
Gtech Holdings	74,000	2,372,440

Independent Power Producers & Energy Traders - 1.4%
TXU, Corp.	35,600	4,018,528

Industrial Conglomerates - 4.0%
General Electric Company	240,000	8,080,800
Tyco International Ltd.	136,600	3,804,310

		11,885,110

Insurance - 3.9%
American International Group	95,500	5,917,180
Loews Corp.	61,800	5,710,938

		11,628,118

Internet & Catalog & Retail - 2.1%
eBay, Inc.(a)	148,200	6,105,840

Internet Software & Services - 2.2%
Google Inc. Cl. A (a)	20,600	6,519,076

Media - 1.1%
Viacom, Inc. Cl. B	101,894	3,363,521

Metals & Mining - 7.9%
Companhia Vale do Rio Doce ADR (Brazil)	208,600	9,149,196
Freeport-McMoRan Cooper & Gold, Inc. Cl. B	142,400	6,919,216
Newcrest Mining Ltd. ADR (Australia)	228,000	3,652,879
Phelps Dodge Corp.	29,300	3,806,949

		23,528,240

Multiline Retail - 2.2%
Federated Department Stores, Inc.	45,600	3,049,272
Target Corp.	67,700	3,515,661

		6,564,933

Multi Utilities - 1.3%
Sempra Energy	82,700	3,891,862

Office Electronics - 1.9%
Xerox Corp. (a)	422,800	5,771,220

Oil, Gas, & Consumable Fuels - 8.8%
Apache Corp.	64,390	4,843,416
EOG Resources, Inc.	64,000	4,793,600
Nexen, Inc.	154,700	7,373,002
Suncor Energy, Inc.	148,100	8,964,493

		25,974,511

Personal Products - 1.1%
Gillette Company (The)	54,400	3,166,080

Pharmaceuticals - 7.5%
Eli Lilly & Co.	89,500	4,790,040
Novartis AG ADR (Switzerland)	94,400	4,814,400
Pfizer, Inc.	183,600	4,584,492
Roche Holdings Ltd. ADR (Switzerland)	69,300	4,832,324
Sanofi Aventis ADR (France)	80,600	3,348,930

		22,370,186

Semiconductors & Semiconductor Equipment - 3.0%
Intel, Corp.	139,200	3,431,280
Marvell Technology Group Ltd. (a)	74,500	3,435,195
Texas Instruments, Inc.	61,200	2,074,680

		8,941,155

Software - 7.3%
Adobe Systems Incorporated	137,400	4,101,390
Computer Associates International, Inc.	106,373	2,958,233
Electronic Arts, Inc. (a)	64,700	3,680,783
Mercury Interactive Corp. (a)	69,600	2,756,160
Microsoft Corp.	208,400	5,362,132
Navteq Corp.(a)	56,100	2,802,195

		21,660,893

Tobacco -1.5%
Altria Group, Inc.	59,800	4,407,858

Wireless Telecommunication Services - 1.1%
Sprint Nextel Corp.	138,664	3,297,430

TOTAL LONG-TERM INVESTMENTS (Cost: $214,101,783)		$296,558,860

SHORT-TERM INVESTMENTS - 0.8%
MUTUAL FUND
Dryden Core Investment Fund- Taxable Money Market Series (b) (Cost: $2,386,545)	2,386,545	2,386,545

TOTAL INVESTMENTS - 100.6% (Cost: $216,488,328)		$298,945,405
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.6%)		(1,724,244)

NET ASSETS - 100%		$297,221,161

(a)	Non-income producing security.
(b)	The Prudential Investments LLC, the manager of the Account also serves as manager of the Dryden Core Investment Fund - Taxable Money Market Series.

See Notes to Financial Statements

VARIABLE CONTRACT ANNUITY 10

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI or Manager”), in consultation with the subadviser; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the funds’ normal pricing time, are valued at fair value in accordance with the Accounts’ Committee members approved fair valuation procedures. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term securities, which mature in sixty days or less, are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than sixty days are valued at current market quotations.

The Fund invests in the Taxable Money Market Series (the “Series”), a portfolio of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding each fund is available in the respective fund’s most recent Report of Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Prudential Variable Contract Account-10

By (Signature and Title)*	/s/ DEBORAH A. DOCS
Deborah A. Docs
Secretary of the Fund

Date	November 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JUDY A. RICE
Judy A. Rice
President and Principal Executive Officer

Date November 28, 2005
By (Signature and Title)*	/s/ JACK BENINTENDE
Jack Benintende
Acting Principal Financial Officer

Date November 28, 2005

*	Print the name and title of each signing officer under his or her signature.